Contract costs (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Reconciliation of Contract Costs
The table below provides a reconciliation of the contract costs balance.

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Opening balance, January 1	1,143	894
Incremental costs of obtaining a contract and contract fulfillment costs	892	807
Amortization included in operating costs	(623)	(558)
Ending balance, December 31	1,412	1,143